Payroll, staff and employee benefits obligations - Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Employee benefits obligations
Restructuring reserves (early retirement plans)	$ 153	$ 150	$ 221
Total	3,735	3,746	3,774
Net liabilities related to assets held for sale		145	3
Pension benefits
Employee benefits obligations
Pension benefits and other benefits liabilities	2,877	2,948	2,926
Net liabilities related to assets held for sale		145	3
Other benefits
Employee benefits obligations
Pension benefits and other benefits liabilities	$ 705	$ 648	$ 627